SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					09/30/05
FILER
	CIK		0001093694
	CCC		vi$9evuz

DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@eicatlanta.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2005

Check here if Amendment [  ]; Amendment Number
This Amendment (check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road, NE
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 10/26/05

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	63
Form 13F Information Table Value Total:	$411,896 (in thousands)

List of Other Included Managers:
NONE

                                              Form 13F Information Table
                    Title of        Value     shares/sh/ put/ InvstmeOther Voting Authority
Name of Issuer      Class  Cusip    (x$1000)  Prn amtprn call dscretnMgrs  Sole    SharedNone

ADC Telecom         COM    000886309      2214  96838SH       sole            90451        6387
ALLTEL Corp         COM    020039103     10603 162854SH       sole           157009        5845
Abbott Labs         COM    002824100      5818 137206SH       sole           137206           0
Anheuser Busch      COM    035229103     12396 288022SH       sole           288022           0
Automatic Data Proc COM    053015103      7560 175662SH       sole           171562        4100
Burlington ResourcesCOM    122014103      7184  88348SH       sole            84418        3930
CBRL Group          COM    12489V106      2848  84605SH       sole            79235        5370
CNA Financial       COM    126117100      9969 333749SH       sole           321654       12095
Cadbury Schweppes   COM    127209302     10052 246788SH       sole           238748        8040
Canon Inc ADR       COM    138006309      7025 129465SH       sole           126605        2860
Chevron Corp.       COM    166764100      8444 130456SH       sole           127616        2840
Citigroup           COM    172967101        17    370SH       sole              370           0
Coca Cola           COM    191216100       457  10580SH       sole            10580           0
Comerica            COM    200340107     10017 170065SH       sole           163395        6670
Edwards, AG         COM    281760108      2523  57580SH       sole            53540        4040
Energy Select Spdrs COM    81369Y506        70   1300SH       sole             1300           0
Erie Indemnity      COM    29530P102      1863  35310SH       sole            32240        3070
Exxon Mobil         COM    30231G102      2559  40277SH       sole            40277           0
Factset Research    COM    303075105     13482 382576SH       sole           369989       12587
Family Dollar StoresCOM    307000109      2803 141070SH       sole           131550        9520
Fed Nat'l Mtg. AssocCOM    313586109      6248 139395SH       sole           136445        2950
Federal Agric. Mtge COM    313148306      2833 116400SH       sole           108565        7835
Gannett Company     COM    364730101     10429 151523SH       sole           147128        4395
General Dynamics    COM    369550108      2393  20018SH       sole            19523         495
General Mills       COM    370334104     12080 250625SH       sole           243560        7065
Grainger W.W.       COM    384802104      3159  50200SH       sole            46660        3540
Harley-Davidson     COM    412822108      6868 141785SH       sole           138875        2910
Health Management AsCOM    421933102      3502 149220SH       sole           139790        9430
Heinz (HJ) Co.      COM    423074103     12596 344724SH       sole           332584       12140
Hillenbrand         COM    431573104      8489 180415SH       sole           174075        6340
Home Depot          COM    437076102      6097 159856SH       sole           155396        4460
Intel Corp          COM    458140100        84   3400SH       sole             3400           0
Investors Financial COM    461915100     12493 379720SH       sole           366910       12810
Kimberly Clark      COM    494368103      8873 149043SH       sole           145753        3290
Lancaster Colony Cp COM    513847103      9282 215869SH       sole           206964        8905
Lexmark Int'l       COM    529771107     10126 165865SH       sole           159865        6000
Lilly (eli)         COM    532457108      5596 104552SH       sole           102252        2300
Linear technology   COM    535678106      8695 231302SH       sole           222557        8745
Logitech            COM    541419107      9155 224670SH       sole           216850        7820
Microsoft Corp.     COM    594918104     10326 401334SH       sole           392929        8405
Nabors Industries   COM    G6359F103      2751  38302SH       sole            35672        2630
Newell Rubbermaid   COM    651229106      7754 342341SH       sole           333351        8990
Northrop Grumman    COM    666807102     10517 193500SH       sole           187540        5960
PartnerRe Ltd       COM    G6852T105     12036 187913SH       sole           181453        6460
Petro-Canada        COM    71644E102      8085 193735SH       sole           189315        4420
Pfizer, Inc         COM    717081103      7585 303763SH       sole           297523        6240
Plantronics         COM    727493108      2358  76540SH       sole            71300        5240
R1000 I Shares      COM    464287598        76   1100SH       sole             1100           0
Radioshack          COM    750438103      2273  91660SH       sole            85480        6180
Royal Dutch PetroleuCOM    780259206     13078 199237SH       sole           194747        4490
SEI Investments     COM    784117103      9691 257875SH       sole           247935        9940
Sensient Tech       COM    81725T100      8661 457021SH       sole           439191       17830
Sherwin Williams    COM    824348106      2559  58075SH       sole            54245        3830
St. Paul Travelers  COM    792860108     11163 248796SH       sole           240586        8210
State Street Corp.  COM    857477103      2330  47625SH       sole            44560        3065
Timberland          COM    887100105     10644 315100SH       sole           303390       11710
Torchmark           COM    891027104      9210 174328SH       sole           167503        6825
Toyota Motor        COM    892331307       450   4870SH       sole             4870           0
Tribune Company     COM    896047107      2048  60440SH       sole            56290        4150
US Bancorp          COM    902973304      8894 316725SH       sole           309845        6880
Universal Corp      COM    913456109      3103  79915SH       sole            74045        5870
Wal-Mart Stores     COM    931142103      9087 207370SH       sole           203880        3490
Wyeth               COM    983024100       315   6800SH       sole             6800           0
                                      411,896